SHAREHOLDERS' EQUITY - Treasury shares - Changes (Details) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) R$ / shares shares
Quantity
Balance, beginning of the year | shares	12,042,004
Realization in the restricted shares plan | shares	(130,435)
Repurchase | shares	40,000,000
Balance, end of the year | shares	51,911,569
Average cost per share
Balance, beginning of the year | R$ / shares	R$ 18.13
Realization in the restricted shares plan | R$ / shares	18.13
Repurchase | R$ / shares	47.61
Balance, end of the year | R$ / shares	R$ 40.84
Historical value
Balance, beginning of the year	R$ 218,265
Realization in the restricted shares plan	(2,365)
Repurchase	1,904,424
Balance, end of the year	2,120,324
Market value
Balance, beginning of the year	723,845
Realization in the restricted shares plan	8,156
Repurchase	1,904,424
Balance, end of the year	R$ 2,504,214